Related parties (Details 3) R$ in Thousands				12 Months Ended
	Dec. 06, 2019 BRL (R$) NUMBER	Nov. 11, 2019	Nov. 06, 2019 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Transactions held with Related parties
Indemnification asset				R$ 203,942	R$ 180,417
Cost Sharing				43,452	35,232	R$ 37,514
Editora E Distribuidora Educacional S.A.
Transactions held with Related parties
Other payments				15,060	54
Related parties
Transactions held with Related parties
Cost Sharing				R$ 43,452	R$ 35,232
Related parties | Trademark license
Transactions held with Related parties
Trademark	R$ 0
Agreement term		20 years
Number of license agreements | NUMBER	2
Related parties | Editora E Distribuidora Educacional S.A. | Trademark license
Transactions held with Related parties
Trademark			R$ 0
Agreement term			20 years